INCOME TAX - Summary of reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Income Taxes
Statutory federal income tax rate (in percent)	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					2.80%
Change in valuation allowance					(23.80%)
Income tax provision	11.25%	0.00%	0.00%	4.31%	0.00%